Financial assets and financial liabilities (Details Narrative) € in Millions	Jun. 30, 2022 EUR (€)
Financial assets and financial liabilities
Assets from government grants	€ 8.3
Payment for grants	1.6
Financial assets are claimed	6.7
Fair value of current and non-current financial assets	€ 84.3